Document and Entity Information	May 06, 2021
Cover [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Period End Date	May 06, 2021
Entity File Number	001-36257
Entity Registrant Name	TRAVERE THERAPEUTICS, INC.
Entity Central Index Key	0001438533
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-4842691
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	888
Local Phone Number	969-7879
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TVTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false